ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 07, 2017 $ / shares	Dec. 31, 2016 CNY (¥)	Jun. 29, 2016	Jun. 19, 2015 $ / shares	Jun. 18, 2015 $ / shares
Organization And Principal Activities [Line Items]
Sale of equity interest, percentage	46.43%		75.00%	75.00%
Equity interest retained	28.57%					28.57%
Premium on Closing Share Price , Percentage		70.50%
Business Acquisition, Percentage of Voting Interests Acquired	18.00%					18.00%			20.00%
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests | $					$ 30,956	$ 8,518
Capital contribution from non-controlling interests | $					$ 11,195	1,313	$ 11,241
Ordinary shares [Member]
Organization And Principal Activities [Line Items]
Proposed price per share		$ 3.00
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests | $
Capital contribution from non-controlling interests | $
Ordinary shares [Member] | Subsequent Event [Member]
Organization And Principal Activities [Line Items]
Business Acquisition, Share Price								$ 2.00
American depositary share [Member]
Organization And Principal Activities [Line Items]
Proposed price per share		$ 6.00										$ 3.52
American depositary share [Member] | Subsequent Event [Member]
Organization And Principal Activities [Line Items]
Business Acquisition, Share Price								$ 4.00
AM Advertising [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, percentage						20.18%
Longde Wenchuang the Buyer [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, amount | $			$ 302,400
Longde Wenchuang the Buyer [Member] | AM Advertising [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, amount | ¥				¥ 2.1
Equity interest retained										28.57%
Mr. Herman Man Guo [Member] | Proposal [Member]
Organization And Principal Activities [Line Items]
Proposed price per share											$ 3.00
Mr. Herman Man Guo [Member] | Proposal [Member] | ADS [Member]
Organization And Principal Activities [Line Items]
Proposed price per share											$ 6.00
AirMedia Online Network Technology Co., Ltd. ("AM Online") [Member] | AirMedia Technology (Beijing) Co., Ltd. ("AM Technology") [Member]
Organization And Principal Activities [Line Items]
Loan to shareholders | ¥									¥ 40.0
Term of loan					15 days
Beijing AirMedia Shengshi Advertising Co., Ltd. [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage					0.50%
AM Yuehang [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage					1.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Consolidated Net Revenue Percentage					98.80%	98.00%	100.00%
Variable Interest Entity, Consolidated Total Assets Percentage	80.00%					80.00%			95.40%
Variable Interest Entity, Consolidated Total Liabilities Percentage	83.70%					83.70%			95.30%